Sales Inducements Sales Inducements (Notes)	12 Months Ended
Dec. 31, 2013
Sales Inducements [Abstract]
Deferred Sales Inducements [Table Text Block]
The Company offered enhanced crediting rates or bonus payments to contract holders on certain of its individual and group annuity products. The expense associated with offering a bonus is deferred and amortized over the life of the related contract in a pattern consistent with the amortization of deferred policy acquisition costs. Amortization expense associated with expenses previously deferred is recorded over the remaining life of the contract. Consistent with the Unlock, the Company unlocked the amortization of the sales inducement asset. See Note 6 - Deferred Policy Acquisition Costs and Present Value of Future Profits of Notes to Consolidated Financial Statements for more information concerning the Unlock.
Changes in sales inducement activity are as follows:

	For the years ended December 31,
	2013	2012	2011
Balance, beginning of period	$118	$186	$197
Sales inducements deferred	—	4	6
Amortization—Unlock	(3)	(59)	(4)
Amortization charged to income	(8)	(13)	(13)
Amortization related to business dispositions [1]	(71)	—	—
Balance, end of period	$36	$118	$186

[1] Includes $22 and $49, related to sale of the Company's Retirement Plans and Individual Life businesses, respectively, in the first quarter of 2013. For further information, see Note 2 - Business Dispositions of Notes to Consolidated Financial Statements.